UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TPG-Axon Capital Management, L.P.
Address: 888 Seventh Avenue, 38th Floor
         New York, New York  10019

13F File Number:  028-11789

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
Title:     Chief Executive Officer
Phone:     (212) 479-2000

Signature, Place, and Date of Signing:

 /s/      Dinakar Singh     New York, New York     May 16, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    $2,982,673 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBEMARLE CORP                 COM              012653101   106391  1780000 SH       SOLE                  1780000        0        0
ALLSCRIPTS HEALTHCARE SOLUTN   COM              01988P108    83849  3994725 SH       SOLE                  3994725        0        0
AT&T INC                       COM              00206R102   124236  4060000 SH       SOLE                  4060000        0        0
BANCO SANTANDER BRASIL S A     ADS REP 1 UNIT   05967A107    34328  2800000 SH       SOLE                  2800000        0        0
BANK OF AMERICA CORPORATION    COM              060505104    48588  3645000 SH       SOLE                  3645000        0        0
BRASIL TELECOM SA              SPONS ADR PFD    10553M101     2917   108000 SH       SOLE                   108000        0        0
COCA COLA ENTERPRISES INC NE   COM              19122T109   165029  6045000 SH       SOLE                  6045000        0        0
COMMUNITY HEALTH SYS INC NEW   COM              203668108   150782  3770500 SH       SOLE                  3770500        0        0
COVIDIEN PLC                   SHS              G2554F105   180528  3475709 SH       SOLE                  3475709        0        0
DRYSHIPS INC                   SHS              Y2109Q101    89526 18086161 SH       SOLE                 18086161        0        0
EL PASO CORP                   COM              28336L109    93848  5213784 SH       SOLE                  5213784        0        0
EQUINIX INC                    COM NEW          29444U502   165802  1820000 SH       SOLE                  1820000        0        0
FIFTH THIRD BANCORP            COM              316773100    34254  2467872 SH       SOLE                  2467872        0        0
HALLIBURTON CO                 COM              406216101    28160   565000 SH       SOLE                   565000        0        0
HANSEN NAT CORP                COM              411310105    46678   775000 SH       SOLE                   775000        0        0
HARLEY DAVIDSON INC            COM              412822108    70321  1655000 SH       SOLE                  1655000        0        0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106    44603  1854596 SH       SOLE                  1854596        0        0
JPMORGAN CHASE & CO            COM              46625H100   155751  3378543 SH       SOLE                  3378543        0        0
NETAPP INC                     COM              64110D104   177317  3680300 SH       SOLE                  3680300        0        0
NYSE EURONEXT                  COM              629491101     7210   205000 SH       SOLE                   205000        0        0
PETROHAWK ENERGY CORP          COM              716495106   104295  4250000 SH       SOLE                  4250000        0        0
QEP RES INC                    COM              74733V100    32027   790000 SH       SOLE                   790000        0        0
RF MICRODEVICES INC            COM              749941100    55999  8736149 SH       SOLE                  8736149        0        0
SARA LEE CORP                  COM              803111103    31541  1785000 SH       SOLE                  1785000        0        0
SKYWORKS SOLUTIONS INC         COM              83088M102    63705  1965000 SH       SOLE                  1965000        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100    73869 15920000 SH       SOLE                 15920000        0        0
TATA MTRS LTD                  SPONSORED ADR    876568502    25845   930000 SH       SOLE                   930000        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108   127332  6101181 SH       SOLE                  6101181        0        0
TIME WARNER CABLE INC          COM              88732J207   132336  1855000 SH       SOLE                  1855000        0        0
TIME WARNER INC                COM NEW          887317303    76053  2130323 SH       SOLE                  2130323        0        0
TRIQUINT SEMICONDUCTOR INC     COM              89674K103    59386  4600000 SH       SOLE                  4600000        0        0
VIACOM INC NEW                 CL B             92553P201   129093  2775000 SH       SOLE                  2775000        0        0
VIRGIN MEDIA INC               COM              92769L101   196859  7083800 SH       SOLE                  7083800        0        0
YPF SOCIEDAD ANONIMA           SPON ADR CL D    984245100    13362   300000 SH       SOLE                   300000        0        0
ZHONGPIN INC                   COM              98952K107    50853  3350000 SH       SOLE                  3350000        0        0